Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2024
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 8 — PREPAID EXPENSES AND OTHER CURRENT ASSETS

Our prepaid expenses and other current assets consist of the following as of December 31, 2024 and 2023:

	2024	2023
Prepaid expenses(1)	$3,123,125	$16,070,168
Deposit settlement receivables	22,700,382	12,210,112
Federal income tax receivable	1,425,403	8,190,754
Deposits	4,983,679	20,106,374
Deferred equity issuance costs	7,603,867	2,340,539
Accounts receivables	3,771,645	693,769
Non-income based foreign tax receivable	1,568,822	1,895,925
Note receivable	—	2,852,106
Other	5,167,913	3,044,196
Total	$50,344,836	$67,403,943

(1)      Includes $13,772,358 of unamortized sponsorship fees as of December 31, 2023. See Note 24 — Commitments and Contingencies for sponsorship details.